SHAREHOLDERS' EQUITY (Tables)	12 Months Ended
Dec. 31, 2017
Employees and Directors [Member]
Schedule of Share-based Compensation Arrangements by Grantee [Line Items]
Schedule Of Option Activity
Transactions related to the grant of options to employees and directors under the above plans during the year ended December 31, 2017, were as follows:

	Number of options	Weighted average exercise price	Weighted average remaining contractual life	Aggregate intrinsic value
		$	Years	$

Options outstanding at beginning of year	7,604,651	5.17	6.27	6,535
Options granted	1,842,900	2.98
Options exercised	161,536	1.25
Options forfeited	637,432	6.01
Options expired	-

Options outstanding at end of year	8,648,583	4.72	6.03	1,364

Exercisable at end of year	5,542,991	4.86	4.33	1,364

Schedule of Stock-Based Compensation Expenses
The stock-based compensation expenses are included as follows in the expense categories:

	Year ended December 31,
	2017	2016	2015

Cost of revenue	$-	$23	$110
Research and development expenses	1,331	1,522	2,157
Marketing and business development expenses	187	147	255
General and administrative expenses	1,115	1,392	1,251

	$2,633	$3,084	$3,773

Non-employees [Member]
Schedule of Share-based Compensation Arrangements by Grantee [Line Items]
Schedule Of Option Activity
Options to non-employees:

	Year ended December 31, 2017
	Number of options	Weighted average exercise price	Weighted average remaining contractual life
		$	Years

Options outstanding at beginning of year	736,820	6.31	4.38
Options granted	170,000	3.31
Options exercised	-	-
Options expired	103,820	5.46
Options forfeited	10,000	4.65

Options outstanding at end of year	793,000	5.80	4.39

Exercisable at end of year	345,500	6.79	4.12

Schedule Of weighted-average assumptions for general options granted
The Company used the following weighted-average assumptions for general options granted to non-employees:

	Year ended December 31,
	2017	2016	2015

Volatility	52.09%	49.92%	51%
Risk-free interest rate	2.21%	1.98%	1.85%
Dividend yield	0%	0%	0%
Expected life (years)	5.23	5.29	5.6